Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Tables)	3 Months Ended
Jun. 30, 2017
Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets [Abstract]
Schedule of preliminary allocation of the purchase price of the assets acquired
Asset Type	Fair Value
Fixed Assets	$109,000
Trademark/Trade Name	431,100
Software	1,003,600
Customer Relationships	368,600
Domain Names	106,400
Goodwill	1,321,300
Purchase Price	$3,340,000

Schedule of unaudited pro forma results of operations
	Unaudited Pro-Forma
	Three Months Ended June 30, 2017	Three Months Ended June 30, 2016
Revenue	$386,020	$979,000
Cost of revenue	91,891	247,000
Gross Margin	294,129	732,000

Operating expenses:
Selling, general and administrative	2,406,949	1,869,886
Related party expenses	90,000	90,000
Total operating expenses	2,496,949	1,959,886
Loss from operations	(2,202,820)	(1,227,886)

Other income (expense):
Interest expense, net	(634,949)	(701,268)
Earnings from investment in OCHL	—	83,184
Total other income (expense)	(634,949)	(618,084)

Net loss	$(2,837,769)	$(1,845,970)

Net loss per share – basic and diluted	$(0.08)	$(0.06)

Weighted average common shares – basic and diluted	35,528,121	30,865,639